Long-Term Investments - Summary of long-term investments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Long-Term Investments
Equity securities without readily determinable fair value - Balances, beginning	¥ 33,605	¥ 11,969	¥ 11,812
Equity securities without readily determinable fair value - Additions	8,539	24,208
Equity securities without readily determinable fair value - Impairment	0	(2,060)	0
Equity securities without readily determinable fair value - Foreign currency translation adjustment	624	(512)	157
Equity securities without readily determinable fair value - Balances, ending	¥ 42,768	¥ 33,605	¥ 11,969